GLIDE PATH CHART

John Hancock Financial Services
JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
May 16, 2012
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Funds II (the “Trust”) on behalf of:
Retirement Choices at 2010 Portfolio (formerly, Retirement 2010 Portfolio)
Retirement Choices at 2015 Portfolio (formerly, Retirement 2015 Portfolio)
Retirement Choices at 2020 Portfolio (formerly, Retirement 2020 Portfolio)
Retirement Choices at 2025 Portfolio (formerly, Retirement 2025 Portfolio)
Retirement Choices at 2030 Portfolio (formerly, Retirement 2030 Portfolio)
Retirement Choices at 2035 Portfolio (formerly, Retirement 2035 Portfolio)
Retirement Choices at 2040 Portfolio (formerly, Retirement 2040 Portfolio)
Retirement Choices at 2045 Portfolio (formerly, Retirement 2045 Portfolio)
Retirement Choices at 2050 Portfolio (formerly, Retirement 2050 Portfolio) (the “Funds”)
File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing, pursuant to Rule 497 under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Funds.
The interactive data files included as exhibits to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on May 1, 2012 on behalf of the Funds pursuant to Rule 497(e) (Accession No. 0000950123-12-007377), each of which is incorporated by reference into this Rule 497 Document.
If you have any questions or comments, please call me at (617) 663-2261.
Sincerely,

/s/Christopher Sechler Christopher Sechler, Esq.
Assistant Secretary